Note 12 Income Taxes	12 Months Ended
Jun. 30, 2012
Notes
Note 12 Income Taxes

Note 12   Income Taxes

As of July 1, 2007, the Company adopted the provisions of the current accounting standards, Accounting for Uncertainty in Income Taxes, which seeks to reduce the diversity in practice associated with the accounting and reporting for uncertainty in income tax positions.  The Company believes it does not have any uncertain tax positions taken or expected to be taken in its income tax returns.

At June 30, 2011, the Company had net operating loss carry-forwards totaling approximately $15,255,000 that begins to expire in 2015 through 2026.  The provisions of Internal Revenue Code Section 382 significantly limit the carry-forward losses and the related deferred tax benefit. The Company’s taxable losses, as determined by an independent tax advisor, have created a deferred tax benefit of approximately $1,938,000 that is fully reserved.

In 2012, the primary differences between financial statement reporting and taxable income  (loss) were:

(1) The gain on the change in fair value of the derivatives of $514,086 is excludable for tax purposes; (2) the payment of officers accrued salaries within 2 ½ months after the close of the year are required to be included as a taxable expense; (3) the excess of interest accrued but not paid of $108,906 and the amortization of the debt discounts of $206,747 were excludible as a taxable expense.   However, no tax benefit, either from the prior year's or current year's results, has been reported in the June 30, 2012 and 2011 financial statements because utilization of the carry-forward is not more likely than not. In the current year, the company recorded a provision for state income taxes of $5,336 compared to a benefit recorded of $461 in the prior year.

In 2011, the primary differences between financial statement reporting and taxable income (loss) were; (1) the gain on the change in fair value of the derivatives is excludable for tax purposes (2) the gain on debt reduction of $250,000 was limited to the amount of the deduction not taken in prior years and only $130,000 was includible in taxable income; (3) revenues of $44,000 from professional fees under GAAP were included in fiscal years 2008 and 2007 taxable calculation and thus excludible in fiscal year 2011; (4) The excess of interest accrued but not paid over actual interest paid of $80,000 was excludible from taxable income.

The deferred tax asset at June 30, 2012 and 2011 is as follows:

	2012	2011
Deferred tax asset primarily arising from Net Operating Loss Carry-forwards	$1,940,000	$1,956,000
Adjustment for Internal Revenue Code section 382 Net Operating Loss carry-forwards	2,000	16,000
	1,938,000	1,940,000
Valuation allowance	(1,938,000)	(1,940,000)
Net deferred tax asset	$-	$-